Label	Element	Value
Gotham Index Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GOTHAM INDEX PLUS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Gotham Index Plus Fund (the “Fund”) seeks to outperform the S&P 500 ® Index over most annual periods.
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). In addition, the Fund may invest a significant portion of its assets in one or more underlying funds on which the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of such underlying funds; however such underlying funds do pay transaction costs when they trade their portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was

224
% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	224.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares and Investor Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities. The Adviser will invest a portion of the assets in securities intended to track or exceed the performance of the S&P 500
®
Index (the “Index”) and additional exposure to a long/short portfolio (the “Long/Short Portfolio”), consisting of long and short positions, generally selected from the largest 500 to 700 U.S. companies by market capitalization.
The Fund is not a passive index fund, but instead utilizes an enhanced index or “index plus” strategy.
The Long/Short Portfolio will consist of long positions in securities that the Adviser believes to be undervalued and short positions in securities that the Adviser believes to be overvalued, based on the Adviser’s analysis of the issuer’s financial reports and market valuation. Under normal market conditions, the Fund intends to target a net exposure of approximately 100% and a gross exposure in the range of approximately 250 – 290%.
In determining in which securities to take a long or short position for the Long/Short Portfolio, the Adviser employs a systematic, bottom-up, valuation approach based on the Adviser’s proprietary analytical framework to identify companies that appear to be undervalued or overvalued on both an absolute and relative basis. This approach consists of:
•  Researching and analyzing each company in the Adviser’s coverage universe according to a methodology that emphasizes fundamentals such as recurring earnings, cash flows, capital efficiency, capital structure, and valuation;
•  Identifying and excluding companies that do not conform to the Adviser’s valuation methodology or companies judged by the Adviser to have questionable financial reporting;
•  Updating the analysis for earning releases, annual (Form 10-K) and quarterly (Form 10-Q) reports and other corporate filings; and
•  Recording analysis in a centralized database enabling the Adviser to compare companies and identify longs and shorts based on the Adviser’s assessment of value.
Generally, the long portion of the Long/Short Portfolio is weighted towards those stocks that are priced at the largest discount to the Adviser’s assessment of value. Similarly, the short portion of the Long/Short Portfolio is generally weighted towards those short positions selling at the largest premium to the Adviser’s measures of value. The Long/Short Portfolio is also subject to the Adviser’s risk controls, which include liquidity and diversification considerations. The Fund is rebalanced (generally daily) to maintain exposure levels, manage risk and reposition the portfolio to reflect earnings releases and other new information related to particular companies.
The Fund may obtain exposure to the Index or invest some or all of the long portion of the Long/Short Portfolio through investment in one or more exchange-traded funds (“ETFs”) or mutual funds intended to track or exceed the performance of the Index. Such ETFs and mutual funds may include ETFs or mutual funds advised or sub-advised by the Adviser. Presently, it is anticipated that the Fund will obtain some or all of its exposure to the Index and/or invest some or all of the long portion of the Long/Short Portfolio through its investment in the Gotham Enhanced 500 ETF. The Gotham Enhanced 500 ETF is an actively managed ETF sub-advised by Gotham that invests in securities of issuers included in the Index weighted based on the Gotham’s assessment of value and each security’s weight in the Index.
The Fund currently obtains its long exposure through direct investment in securities, investments in other ETFs and mutual funds and through one or more swaps and its short exposure through one or more swaps. In addition, the Fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Fund’s Board of Trustees. Loans of portfolio securities will be collateralized by liquid securities and cash. The Fund may invest cash collateral received in securities consistent with its principal investment strategy. Because the Fund generally rebalances its long and short positions on a daily basis, the Fund will experience a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•  Equity Risk:
The Fund invests primarily in equity and equity-related securities. Equity and equity-related securities are subject to greater fluctuations in market value than certain other asset classes. Factors that could impact the market value include a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of equity holders are subordinate to all other claims on a company’s assets, including debt holders. Equity ownership risks the loss of all or a substantial portion of the investment.
•
Market Risk:
The Fund is subject to market risk — the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility”, and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade. Markets may additionally be impacted by negative external and/or direct and indirect economic factors such as pandemics, natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on market value of fund investments could be significant and cause losses.
•
Value Style Risk:
The Adviser intends to buy securities, on behalf of the Fund, that it believes are undervalued. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors and underperform other stocks (such as growth stocks) during given periods. Conversely, the Fund will short securities the Adviser believes are overvalued. This presents the risk that a stock’s value may not decrease to what the Adviser believes is its true market value because the market fails to recognize what the Adviser considers to be the company’s value, because the Adviser misjudges that value or because the Adviser is required to purchase the security before its investment thesis could be realized.
•
Underlying Fund Risk:
 The ability of the Fund to meet its investment objective is directly related to the ability of an underlying fund to meet its objective as well as the Fund’s allocation to the underlying fund. The value of an underlying fund’s investments, and the NAVs of the shares of both the Fund and an underlying fund, will fluctuate in response to various market and economic factors related to the equity markets, as well as the financial condition and prospects of issuers in which an underlying fund invests. There can be no assurance that the underlying fund will achieve its investment objective. The Fund is subject to the risks of an underlying fund to the extent of the Fund’s allocation of its assets to an underlying fund.
•
Derivatives Risk:
The Fund obtains portfolio exposure through the use of swap(s) referenced to a basket of long and/or short equity security positions selected by the Adviser. In general, a derivative contract such as a swap typically involves leverage (i.e., it provides exposure to potential gain or loss from a change in the market price of a security or group of securities in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract). Swap agreements can be highly volatile, illiquid and difficult to value, and changes in the value of such instruments held by the Fund may not correlate with the underlying instrument or reference assets, or the Fund’s other investments. Although the value of swap agreements depends largely upon price movements in the underlying instrument or reference asset, there are additional risks associated with swap agreements that are possibly greater than the risks associated with investing directly in the underlying instruments or reference assets, including illiquidity risk, leveraging risk and counterparty credit risk. Any swap will be based on a notional amount agreed upon by the Adviser and a counterparty. The Adviser will retain the ability to adjust the notional exposure of the swap(s) at its discretion, as well as the composition of the reference basket. Generally, the fees and expenses of a swap are based on the notional value of the swap. The value of the swap typically includes a deduction for fees of the counterparty as well as costs typically associated with short sales of securities, such as dividend and interest expenses. As a result, the Fund’s return from such instrument will be net of such costs and expenses and any will reduce the Fund’s return on the swap. A small position in swap agreements could have a potentially large impact on the Fund’s performance. Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in swap agreements or any other derivative.
•
Counterparty Risk:
Swaps and certain other derivative contracts entered into by the Fund involve exposure to counterparty credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.
•
Short Sale Risk:
Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. Government actions also may affect the Fund’s ability to engage in short selling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses (sometimes referred to as the “negative cost of carry”) negatively impact the performance of the Fund since these expenses tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell long positions earlier than it had expected.
•
Leverage:
The Fund will utilize leverage in its investment program. The use of leverage allows the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage also magnifies the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
•
Liquidity Risk:
The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in less liquid or illiquid securities or derivative instruments involve the risk that the Fund may be unable to sell the security or derivative instrument or sell it at a reasonable price.
•
Strategy Risk:
Because the Fund utilizes an enhanced index or “index plus” strategy and the Adviser actively manages individual securities in addition to the Index Investment, the Fund’s investment exposure to individual securities will not match those of the Index and the Fund’s performance may not correlate with the performance of an Index.
•
Database Errors:
The investment strategy used by the Adviser relies on proprietary databases and third-party data sources. Data entries made by the Adviser’s team of financial analysts or third-parties may contain errors, as may the database system used to store such data. Any errors in the underlying data sources, data entry or database may result in the Fund acquiring or selling investments based on incorrect information. When data proves to be incorrect, misleading, flawed or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on such data the Adviser may be induced to buy or sell certain investments it would not have if the data was correct. As a result, the Fund could incur losses or miss out on gains on such investments before the errors are identified and corrected.
•
Systems Risk:
The Fund depends on the Adviser to develop and implement appropriate systems for its activities. The Adviser relies extensively on computer programs and systems to implement and monitor the Fund’s investment strategy. The development, implementation and maintenance of these systems is complex and involves substantial research and modeling (which is then generally translated into computer code and manual and automated processes) and the retrieval, filtering, processing, translation and analysis of large amounts of financial and other corporate data. As a result, there is a risk of human or technological errors affecting the portfolio construction process and order origination, including errors in programming (e.g., “bugs” and classic coding errors), modeling, design, translational errors and compatibility issues with data sets and among systems. Similarly, with regard to trading and other systems or equipment that the Adviser utilizes, any or all of the following events may occur: (i) failures or interruptions in access to or the operations of such systems or equipment; (ii) loss of functionality; (iii) corruption; (iv) compromises in security; (v) loss of power; and (vi) other situations that adversely affect such systems or equipment. There can be no guarantee that such defects or issues will be identified in time to avoid a material adverse effect on the Fund. For example, such failures could cause the Adviser to be induced to buy or sell certain investments it would not have if the failure had not occurred.
•
High Portfolio Turnover Risk:
The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its long and short positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund will experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs, may have adverse tax consequences and therefore may reduce the Fund’s returns. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.
•
Securities Lending Risk:
The Fund may make secured loans of its portfolio securities in an amount not exceeding 33⅓% of the value of the Fund’s total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities on loan. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account and may pay a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. Because the Fund may invest collateral in any investments in accordance with its investment objective, the Fund’s securities lending transactions will result in investment leverage. The Fund bears the risk that the value of investments made with collateral may decline.
•
OTC Trading Risk:
Certain of the derivatives in which the Fund invests, including swap agreements, may be traded (and privately negotiated) in the OTC market. Such derivative instruments are often highly customized. In addition, while the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
•
ETF Risk:
An investment in an exchange-traded fund is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear its proportionate share of any fees and expenses of the ETFs in which the Fund invests
,
except with respect to investments in the underlying funds. This is in addition to the Fund’s own fees and expenses. As a result, the cost of investing may be higher than the cost of investing directly in the ETFs and may be higher than mutual funds that invest directly in stocks and bonds. ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (iv) the ETF may fail to achieve close correlation with the index that it tracks.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past five calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year and since inception periods compared with those of the S&P 500
®
Total Return Index, a broad measure of market performance. Performance reflects any contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Investor Class shares have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. Distribution and/or Service (Rule 12b-1) Fees are not reflected in the bar chart or the calendar year-to-date returns; if Distribution and/or Service (Rule 12b-1) Fees were reflected, the bar chart and the calendar year-to-date returns would be less than those shown. Updated performance information is available on the Fund’s website at www.GothamFunds.com or by calling the Fund toll-free at (877) 974-6852.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class performance for the past five calendar years in the bar chart and by showing how the Fund’s average annual returns in the table for one year and since inception periods compared with those of the S&P 500® Total Return Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 974-6852
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GothamFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart:
Best Quarter	Worst Quarter
17.65%	(22.01)%
(June 30, 2020)	(March 31, 2020)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Performance Table Heading	rr_PerformanceTableHeading	Gotham Index Plus Fund Institutional Class Shares Average Annual Total Returns for the periods ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Gotham Index Plus Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1],[2]
Acquired Fund Fees and Expenses ("AFFE")	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[1],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.15%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	$ 1,502
2016	rr_AnnualReturn2016	17.98%
2017	rr_AnnualReturn2017	26.05%
2018	rr_AnnualReturn2018	(3.50%)
2019	rr_AnnualReturn2019	19.37%
2020	rr_AnnualReturn2020	6.80%
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.80%
5 Years	rr_AverageAnnualReturnYear05	12.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015
Gotham Index Plus Fund | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.32%	[5]
5 Years	rr_AverageAnnualReturnYear05	12.48%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[5]
Gotham Index Plus Fund | Institutional Class | Return After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	4.02%	[5]
5 Years	rr_AverageAnnualReturnYear05	10.18%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	8.72%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[5]
Gotham Index Plus Fund | Institutional Class | S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%	[6]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	13.19%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[6]
Gotham Index Plus Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1],[2]
Acquired Fund Fees and Expenses ("AFFE")	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[1],[3],[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.40%	[1],[3],[4]
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	464
5 Years	rr_ExpenseExampleYear05	809
10 Years	rr_ExpenseExampleYear10	$ 1,782
Label	rr_AverageAnnualReturnLabel	Investor Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.54%	[7]
5 Years	rr_AverageAnnualReturnYear05	12.56%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[7]
Gotham Index Plus Fund | Investor Class | S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.40%	[6],[7]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	13.19%	[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2015	[6],[7]

[1]	Effective February 1, 2021, (a) the investment advisory agreement between FundVantage Trust (the “Trust”), on behalf of the Fund, and Gotham Asset Management, LLC (“Gotham” or the “Adviser”) was amended to reduce the Fund’s annual investment advisory fee by the dollar amount of “total annual fund operating expenses after fee waivers” attributable to any Fund assets invested in other investment companies advised or sub-advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), and (b) the Fund’s expense limitation agreement was revised to limit the Fund’s “Other Expenses” to 0.15% with respect to Institutional Class shares and 0.40%, with respect to Investor Class shares (see footnote 4 below). Accordingly, “Annual Fund Operating Expenses” have been restated to reflect current fees as if these changes were in effect during the entire fiscal year ended September 30, 2020. With respect to item (a) above, the amount of such reduction shall be calculated based on the Fund’s average daily assets invested in an underlying fund and the “total annual fund operating expenses after fee waivers” disclosed in an underlying fund’s “Annual Fund Operating Expenses” table in the summary section of an underlying fund’s currently effective prospectus. The effect of the reduction is intended to provide that Gotham’s aggregate direct and indirect compensation from the Fund and any underlying fund, respectively, does not exceed the 1.00% annual investment advisory fee paid by the Fund prior to February 1, 2021.
[2]	“Other Expenses” does not include direct or indirect costs associated with the swap(s) used by the Fund to obtain its long and short exposure. Costs associated with swaps include any fees paid to the swap counterparty and the costs associated with the underlying reference assets including dividend and interest expenses on securities sold short. Such costs have the effect of reducing the return of the swap(s). The Fund’s performance is net of all such embedded swap fees and expenses.
[3]	Gotham has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s “Other Expenses” (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.15%, with respect to Institutional Class shares, (on an annual basis) and 0.40%, with respect to Investor Class shares, (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2022, unless the Board of Trustees of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of the reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.
[4]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders on the financial highlights table, which reflects the operating expenses of the Fund and does not include AFFE.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[7]	Performance shown for the periods prior to Investor Class inception on December 29, 2017 is the performance of Institutional Class shares, adjusted to reflect the monthly deduction of the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement applicable to Investor Class shares effective at the commencement of operations of Investor Class shares.